Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Jul. 31, 2012 Shenzhen Branch	Sep. 30, 2012 Shenzhen Branch	Dec. 31, 2012 iCarnegie-iSoftStone training center
Contingent Liabilities [Line Items]
Damages sought amount	$ 900		$ 5,889
Ownership interest			20.00%
Compensatory damages, counterclaim		$ 869